Shareholder Report, Average Annual Return (Details)	12 Months Ended	52 Months Ended	60 Months Ended	90 Months Ended	120 Months Ended
	Feb. 28, 2025	Feb. 28, 2025	Feb. 28, 2025	Feb. 28, 2025	Feb. 28, 2025
Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A (with sales charge)
Average Annual Return, Percent	1.09%		0.53%		0.97%
Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C
Average Annual Return, Percent	2.75%		0.64%		0.85%
Class C2
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C2
Average Annual Return, Percent	2.77%	0.50%
Class I
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I
Average Annual Return, Percent	3.48%		1.18%		1.31%
Class IS
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class IS
Average Annual Return, Percent	3.53%		1.23%	1.57%
Without Sales Load [Member] | Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A
Average Annual Return, Percent	3.32%		0.99%		1.20%
Bloomberg Municipal Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Average Annual Return, Percent	2.96%		0.67%		2.33%
Bloomberg Municipal Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Average Annual Return, Percent	2.96%		0.67%		2.33%
Bloomberg Municipal Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Average Annual Return, Percent	2.96%	0.79%
Bloomberg Municipal Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Average Annual Return, Percent	2.96%		0.67%		2.33%
Bloomberg Municipal Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Average Annual Return, Percent	2.96%		0.67%	2.06%
Bloomberg Municipal 3 Year (2-4) Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal 3 Year (2-4) Index
Average Annual Return, Percent	3.31%		1.09%		1.43%
Bloomberg Municipal 3 Year (2-4) Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal 3 Year (2-4) Index
Average Annual Return, Percent	3.31%		1.09%		1.43%
Bloomberg Municipal 3 Year (2-4) Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal 3 Year (2-4) Index
Average Annual Return, Percent	3.31%	0.93%
Bloomberg Municipal 3 Year (2-4) Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal 3 Year (2-4) Index
Average Annual Return, Percent	3.31%		1.09%		1.43%
Bloomberg Municipal 3 Year (2-4) Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal 3 Year (2-4) Index
Average Annual Return, Percent	3.31%		1.09%	1.45%